Deferred Tax Assets and Liabilities - Summary of Movement in Temporary Differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	$ (360,111)	$ (432,334)
Deferred tax expense recognized in income or loss	8,637	1,397
Deferred tax recognized in directly in equity	(3,233)	7,194
Disposal of business		67,442
Acquired in business combinations	(27,501)	(3,810)
Ending Balance	(382,208)	(360,111)
Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(72,032)	(78,888)
Deferred tax expense recognized in income or loss	10,870	8,231
Deferred tax recognized in directly in equity	(798)	1,956
Disposal of business		8,490
Acquired in business combinations	(65,587)	(11,821)
Ending Balance	(127,547)	(72,032)
Long-Term Debt
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	7,497	8,025
Deferred tax expense recognized in income or loss	660	(31)
Deferred tax recognized in directly in equity	443	(497)
Ending Balance	8,600	7,497
Employee Benefits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	23,111	43,821
Deferred tax expense recognized in income or loss	5,119	6,711
Deferred tax recognized in directly in equity	(1,720)	(27,421)
Ending Balance	26,510	23,111
Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	53,818	57,961
Deferred tax expense recognized in income or loss	(5,399)	(4,466)
Deferred tax recognized in directly in equity	(2,303)	406
Disposal of business		(1,490)
Acquired in business combinations	5,342	1,407
Ending Balance	51,458	53,818
Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	5,686	10,272
Deferred tax expense recognized in income or loss	2,953	(4,058)
Deferred tax recognized in directly in equity	1,411	(545)
Acquired in business combinations	4	17
Ending Balance	10,054	5,686
Other
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	892	(2,917)
Deferred tax expense recognized in income or loss	(396)	696
Deferred tax recognized in directly in equity	10	2,755
Acquired in business combinations		358
Ending Balance	506	892
Net Deferred Tax Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(341,139)	(394,060)
Deferred tax expense recognized in income or loss	22,444	8,480
Deferred tax recognized in directly in equity	(6,190)	(16,152)
Disposal of business		74,441
Acquired in business combinations	(87,742)	(13,848)
Ending Balance	$ (412,627)	$ (341,139)